Note 7 - Short-Term Investments (Detail) - Realized gains of the sale of available-for-sale securities: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Proceeds	$ 916,200	$ 15,876,624
Costs	952,411	15,138,408
Losses	(45,567)	481,850
Exchange difference	$ 9,384	$ 256,366